Annual Operating Expenses - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF - Fidelity High Yield Factor ETF
	Oct. 01, 2024
Operating Expenses:
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.35%

[1]	AAdjusted to reflect current fees.